                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: 06/30/11

Check here if Amendment: |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement.
                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Glazer Capital, LLC

Address:623 Fifth Ave, Suite 2502,
   	New York, NY 10022



Form 13F File Number: 028-11674

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Paul Glazer
Title: President, CEO Glazer Capital, LLC
Phone: (212) 808-7394


Signature, Place, and Date of Signing:

Paul J Glazer			New York, NY		     15 August 2011
---------------------     ---------------------------      -------------------
    [Signature]                  [City, State]                   [Date]


Report Type (Check one only):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 158,894,682
Form 13F Information Table Value Total: $ 459,400,127



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

06/30/2011                                          	1


USD


ITEM1				ITEM 2		ITEM 3	  	ITEM 4  	 ITEM 5  	ITEM 6		SHARED
NAME OF ISSUER			TITLE  		CUSIP 		FAIR MKT   	SHRS OR  	SOLE	SHARED	OTHER
				CLASS		NUMBER		VALUE		PRIN AMOUNT  	(A)	(B)	(C)

ADVANCED ANALOGIC TECHNOLOGI	COM		00752J 10 8	 5,682,012 	938,400 	 X
AMERICAN MED SYS HLDGS INC	NOTE 4.0% 9/1	02744M AB 4	 19,874,810	11,814,000	 X
ANSWERS CORP			COM		03662X 10 0	 1,049 	 	100 		 X
AUSTRALIA ACQUISITION CORP	SHS		G06368 10 7	 1,007,620 	100,762 	 X
BECKMAN COULTER INC		NOTE 2.5%12/1	075811 AD 1	 35,079,773 	29,417,000 	 X
BJS WHOLESALE CLUB INC		COM		05548J 10 6	 2,431,905 	48,300 		 X
BJS WHOLESALE CLUB INC		CALL		05548J 90 6	 117,990 	414 		 X
BJS WHOLESALE CLUB INC		CALL		05548J 90 6	 4,200 	 	14 		 X
BUCYRUS INTL INC NEW		COM		118759 10 9	 41,172,297 	449,185 	 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 8,325 	 	75 		 X
BUCYRUS INTL INC NEW		CALL		118759 90 9	 277,305 	399 		 X
CALIFORNIA PIZZA KITCHEN INC	COM		13054D 10 9	 2,401,100 	130,000 	 X
CENTRAL VT PUB SVC CORP		COM		155771 10 8	 3,578,850 	99,000 		 X
CEPHALON INC			NOTE 2.0% 6/0	156708 AP 4	 519,615 	300,000 	 X
CEPHALON INC			NOTE 2.5% 5/0	156708 AR 0	 1,981,960 	1,610,000 	 X
CEPHALON INC			COM		156708 10 9	 12,238,283 	153,170 	 X
CEPHALON INC			CALL		156708 90 9	 277,500 	1,000 		 X
CEPHALON INC			CALL		156708 90 9	 1,110,000 	1,850 		 X
CHINA FIRE & SEC GROUP INC	COM		16938R 10 3	 7,950,817 	1,015,430 	 X
CONSTELLATION ENERGY GROUP I	COM		210371 10 0	 12,466,747 	328,418 	 X
FPIC INS GROUP INC		COM		302563 10 1	 25,550 	613 		 X
FRONTIER COMMUNICATIONS CORP	COM		35906A 10 8	 4,912,410 	147,131 	 X
GLOBAL CROSSING LTD		SHS NEW		G3921A 17 5	 3,838 		100 		 X
GRAHAM PACKAGING CO INC		COM		384701 10 8	 7,225,530 	286,500 	 X
HARBIN ELECTRIC INC		COM		41145W 10 9	 333,865 	22,081 		 X
HYPERCOM CORP			COM		44913M 10 5	 11,993,101 	1,220,051 	 X
KENDLE INTERNATIONAL INC	COM		48880L 10 7	 17,382,580 	1,152,691 	 X
L-1 IDENTITY SOLUTIONS INC	NOTE 3.75% 5/1	50212A AB 2	 48,977,241	49,069,000	 X
LAWSON SOFTWARE INC NEW		COM		52078P 10 2	 23,890,084 	2,129,241 	 X
LOOPNET INC			COM		543524 30 0	 6,892,500 	375,000 	 X
LUBRIZOL CORP			COM		549271 10 4	 4,417,483 	32,900 		 X
LUBRIZOL CORP			COM		549271 90 4	 453,625 	955 		 X
MARSHALL & ILSLEY CORP NEW	COM		571837 10 3	 20,161,430 	2,529,665 	 X
MEDIAMIND TECHNOLOGIES INC	COM		58449C 10 0	 6,837,425 	311,642 	 X
NATIONAL SEMICONDUCTOR CORP	COM		637640 10 3	 24,937,067 	1,013,290 	 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 42,000 	120 		 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 975 		1 		 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 154,030 	211 		 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 480,000 	2,000 		 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 7,720 	 	8 		 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 3,625 	 	5 		 X
NATIONAL SEMICONDUCTOR CORP	CALL		637640 90 3	 5,335 	 	11 		 X
NESS TECHNOLOGIES INC		COM		64104X 10 8	 1,305,855 	172,504 	 X
OPTIONSXPRESS HLDGS INC		COM		684010 10 1	 191,820 	11,500 		 X
PRIMEDIA INC			COM NEW		74157K 84 6	 1,392,798 	197,560 	 X
PROMOTORA DE INFORMACIONES S	ADR CL B CONV	74343G 30 3	 5,387,740 	538,774 	 X
SAVVIS INC			COM NEW		805423 30 8	 4,548,519 	115,065 	 X
SMART MODULAR TECHNOLOGIES I	ORD SHS		G82245 10 4	 1,829,206 	199,695 	 X
SRA INTL INC			CL A		78464R 10 5	 20,861,353 	674,688 	 X
SUNPOWER CORP			DBCV 1.25% 2/1	867652 AA 7	 49,924,306	50,365,000	 X
SUNPOWER CORP			COM CL B	867652 30 7	 75,018 	4,511 		 X
SUNPOWER CORP			CALL		867652 90 9	 2,375 		10 		 X
TELVENT GIT SA			SHS		E90215 10 9	 10,566,422 	265,488 	 X
TELVENT GIT SA			CALL		E90215 90 9	 73,500 	150 		 X
TELVENT GIT SA			CALL		E90215 90 9	 70,290 	71 		 X
VARIAN SEMICONDUCTOR EQUIPMN	COM		922207 10 5	 22,093,025 	359,587 	 X
VARIAN SEMICONDUCTOR EQUIPMN	CALL		922207 90 5	 1,531,800 	2,070 		 X
VERIGY LTD			SHS		Y93691 10 6	 3,648,503 	243,721 	 X
WARNER MUSIC GROUP CORP		COM		934550 10 4	 8,578,022 	1,043,555 	 X



			 				       $ 459,400,127 	158,894,682